Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee	Dec. 31, 2017 EUR (€) employee	Jan. 01, 2017 EUR (€)	Dec. 31, 2014 EUR (€)
SUBSIDIARIES
Revenue	$ 28,205	€ 23,461,000		€ 22,062,000	€ 20,793,000
Profit/Loss After Tax	4,876	€ 4,056,000	€ 4,056,000	3,634,000	3,056,000
Total Equity	$ 30,704			€ 26,397,000	€ 23,295,000	€ 25,540,000	€ 26,380,000	€ 19,534,000
Number of Employees | employee	88,543			84,183	76,986	88,543
Ariba, Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 1,128,586
Profit/Loss After Tax		€ 163,516
Total Equity						€ 3,580,181
Number of Employees | employee	1,763					1,763
Concur Technologies, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 1,455,188
Profit/Loss After Tax		€ 130,063
Total Equity						€ 7,069,785
Number of Employees | employee	3,339					3,339
LLC SAP CIS, Moscow, Russia
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 468,361
Profit/Loss After Tax		€ 8,711
Total Equity						€ 51,613
Number of Employees | employee	826					826
SAP (Schweiz) AG, Biel, Switzerland
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 818,999
Profit/Loss After Tax		€ (338,934)
Total Equity						€ 67,311
Number of Employees | employee	721					721
SAP (UK) Limited, Feltham, United Kingdom
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 1,068,795
Profit/Loss After Tax		€ 7,523
Total Equity						€ (65,176)
Number of Employees | employee	1,678					1,678
SAP America, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 5,248,201
Profit/Loss After Tax		€ (344,644)
Total Equity						€ 13,008,339
Number of Employees | employee	7,801					7,801
SAP Asia Pte Ltd, Singapore, Singapore
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 441,506
Profit/Loss After Tax		€ (28,550)
Total Equity						€ (26,721)
Number of Employees | employee	1,151					1,151
SAP Australia Pty Ltd, Sydney, Australia
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 707,027
Profit/Loss After Tax		€ (82,950)
Total Equity						€ 68,050
Number of Employees | employee	1,257					1,257
SAP Brasil Ltda, Sao Paulo, Brazil
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 572,099
Profit/Loss After Tax		€ (66,298)
Total Equity						€ (62,107)
Number of Employees | employee	1,762					1,762
SAP Canada, Inc., Toronto, Canada
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 808,782
Profit/Loss After Tax		€ 44,223
Total Equity						€ 467,224
Number of Employees | employee	2,884					2,884
SAP China Co., Ltd., Shanghai, China
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 892,266
Profit/Loss After Tax		€ (83,320)
Total Equity						€ (117,810)
Number of Employees | employee	5,185					5,185
SAP Deutschland SE & Co. KG, Walldorf, Germany
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 3,950,051
Profit/Loss After Tax		€ 621,834
Total Equity						€ 1,442,856
Number of Employees | employee	4,513					4,513
SAP France, Levallois-Perret, France
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 1,120,814
Profit/Loss After Tax		€ 170,321
Total Equity						€ 1,579,837
Number of Employees | employee	1,531					1,531
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 89,454
Profit/Loss After Tax		€ 1,748
Total Equity						€ 17,104
Number of Employees | employee	845					845
SAP India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 577,685
Profit/Loss After Tax		€ 61,846
Total Equity						€ 279,095
Number of Employees | employee	1,876					1,876
SAP Industries, Inc., Newtown Square, PA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 633,506
Profit/Loss After Tax		€ 39,032
Total Equity						€ 542,364
Number of Employees | employee	328					328
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 547,575
Profit/Loss After Tax		€ 27,499
Total Equity						€ 387,063
Number of Employees | employee	672					672
SAP Japan Co., Ltd., Tokyo, Japan
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 900,807
Profit/Loss After Tax		€ 74,045
Total Equity						€ 99,896
Number of Employees | employee	1,182					1,182
SAP Labs India Private Limited, Bangalore, India
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 432,654
Profit/Loss After Tax		€ 46,791
Total Equity						€ 99,112
Number of Employees | employee	7,451					7,451
SAP Labs, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 673,690
Profit/Loss After Tax		€ 44,162
Total Equity						€ 344,895
Number of Employees | employee	2,108					2,108
SAP Mexico S.A. de C.V., Mexico City, Mexico
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 382,974
Profit/Loss After Tax		€ 17,577
Total Equity						€ 6,627
Number of Employees | employee	777					777
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 573,162
Profit/Loss After Tax		€ 39,684
Total Equity						€ 92,475
Number of Employees | employee	594					594
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 152,885
Profit/Loss After Tax		€ 10,766
Total Equity						€ 49,312
Number of Employees | employee	1,460					1,460
SuccessFactors, Inc., South San Francisco, CA, United States
SUBSIDIARIES
Ownership	100.00%	100.00%
Revenue		€ 958,049
Profit/Loss After Tax		€ 269,541
Total Equity						€ 3,247,742
Number of Employees | employee	1,017					1,017